Note 17 - Deferred Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of the applied rates for deferred income and social contribution [text block]
Central America and the Caribbean	from 15%	to	27%
Latin America - South (i)	from 10%	to	30%
Canada		26.5%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2020			2019
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investments in securities	10.1	-	10.1	10.0	-	10.0
Intangibles	-	(1,253.0)	(1,253.0)	-	(1,067.5)	(1,067.5)
Employee benefits	971.2	(3.0)	968.2	750.0	(3.9)	746.1
Trade payables	3,917.1	(230.3)	3,686.8	2,330.3	(246.6)	2,083.7
Trade receivables	53.0	-	53.0	45.5	(3.3)	42.2
Derivatives	36.3	(118.7)	(82.4)	38.9	(217.2)	(178.3)
Interest-Bearing Loans and Borrowings	-	(1.8)	(1.8)	-	-	-
Inventory	288.7	(67.6)	221.1	372.0	(67.1)	304.9
Property, plant and equipment	430.8	(1,609.0)	(1,178.2)	290.4	(1,423.4)	(1,133.0)
Withholding tax on undistributed profits and royalties	-	(1,538.8)	(1,538.8)	-	(1,115.1)	(1,115.1)
Investments in joint ventures	-	(421.6)	(421.6)	-	(421.6)	(421.6)
Losses carried forward	1,739.7	-	1,739.7	877.3	(148.4)	728.9
Provisions	636.0	(1.3)	634.7	465.9	(2.3)	463.6
Impact of the adoption of IFRS 16 (Leases)	124.2	(1.6)	122.6	44.6	(1.9)	42.7
ICMS on the assessment bases of PIS/COFINS	-	(1,460.8)	(1,460.8)	-	-	-
Other items	79.2	(61.4)	17.8	89.0	(16.6)	72.4
Gross deferred tax assets / (liabilities)	8,286.3	(6,768.9)	1,517.4	5,313.9	(4,734.9)	579.0
Netting by taxable entity	(3,725.5)	3,725.5	-	(2,363.8)	2,363.8	-
Net deferred tax assets / (liabilities)	4,560.8	(3,043.4)	1,517.4	2,950.1	(2,371.1)	579.0

Disclosure of the realization of deferred tax assets and liabilities [text block]
	2020
Deferred taxes not related to tax losses	to be realized until 12 months	to be realized after 12 months	Total

Investments in securities	-	10.1	10.1
Intangibles	(1.4)	(1,251.6)	(1,253.0)
Employee benefits	56.3	911.9	968.2
Trade payables	(204.9)	3,891.7	3,686.8
Trade receivables	44.6	8.4	53.0
Derivatives	(83.1)	0.7	(82.4)
Interest-bearing loans and borrowing	(1.6)	(0.2)	(1.8)
Inventory	244.2	(23.1)	221.1
Property, plant and equipment	62.3	(1,240.5)	(1,178.2)
Withholding tax on undistributed profits and royalties	(165.7)	(1,373.1)	(1,538.8)
Investments in joint ventures	-	(421.6)	(421.6)
Provisions	335.6	299.1	634.7
Impact of the adoption of IFRS 16 (Leases)	(0.7)	123.3	122.6
ICMS on the assessment bases of PIS/COFINS	-	(1,460.8)	(1,460.8)
Other items	35.9	(18.1)	17.8
Total	321.5	(543.8)	(222.3)

Disclosure of deferred tax realization related to tax losses [text block]
Deferred tax related to tax losses	2020
2021	599.8
2022	383.4
2023	153.4
2024	263.8
2025	95.8
2026 to 2028	207.4
2029 to 2030 (i)	36.1
Total	1,739.7

Disclosure of the reconciliation of changes in deferred tax liability (asset) [text block]
At December 31, 2018	(359.9)
Recognition of actuarial gains/(losses)	80.9
Investment hedge - put option on a subsidiary's interest	(13.0)
Cash flow hedge - gains/(losses)	106.7
Gains/(losses) on the translation of other foreign operations	660.5
Recognized in other comprehensive income	835.1
Recognized in the income statement	363.4
Changes directly in the balance sheet	(259.6)
Recognized in deferred tax	(263.5)
Effect of application of IAS 29 (hyperinflation)	(263.5)
Recognized in other groups in the balance sheet	3.9
At December 31, 2019	579.0
Recognition of actuarial gains/(losses)	56.2
Investment hedges in foreign operations	(1.0)
Investment hedges - put option of a subsidiary's interest	191.5
Cash flow hedge - gains/(losses)	96.8
Gains/(losses) on the translation of other foreign operations	1,529.5
Recognized in other comprehensive income	1,873.0
Recognized in the income statement	(713.6)
Changes directly in the balance sheet	(221.0)
Recognized in deferred tax	(174.3)
Effect of application of IAS 29 (hyperinflation)	(174.3)
Recognized in other groups in the of balance sheet	(46.7)
At December 31, 2020	1,517.4